Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	0.67%
Expected Dividend Yield	0.76%
Expected Volatility (1)	38.98%
Expected Life (years)	5.76
(1)Expected volatility has been based on historical share volatility of the Company.

Summary of Options Outstanding and Exercisable
The following tables summarize information related to the NSRs:

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2021	(thousands)	($)
Outstanding, Beginning of Year	30,597	18.52
Granted	6,345	8.89
Exercised	(529)	10.51
Forfeited	(66)	15.17
Expired	(9,114)	28.61
Outstanding, End of Year	27,233	13.06

	Outstanding			Exercisable
As at December 31, 2021	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
5.00 to 9.99	8,365	5.26	8.92	2,478	9.48
10.00 to 14.99	13,126	4.29	12.26	8,729	12.54
15.00 to 19.99	2,680	1.31	19.47	2,680	19.47
20.00 to 24.99	3,062	0.15	22.25	3,062	22.25
	27,233	3.83	13.06	16,949	14.94
The following tables summarize the information related to the Cenovus replacement stock options held by Cenovus employees:

	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
For the year ended December 31, 2021	(thousands)	($)
Outstanding, Beginning of Year	—	—
Granted	18,882	15.31
Exercised	(790)	3.64
Forfeited	(3,582)	14.08
Expired	(2,254)	20.07
Outstanding, End of Year	12,256	15.21

	Outstanding			Exercisable
As at December 31, 2021	Number of Cenovus Replacement Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(Years)	($)	(thousands)	($)
3.00 to 4.99	3,602	2.68	3.54	772	3.54
5.00 to 9.99	164	3.20	6.03	34	5.95
10.00 to 14.99	58	2.67	12.66	41	12.62
15.00 to 19.99	2,896	1.77	18.43	2,012	18.47
20.00 to 24.99	5,384	0.68	21.23	5,384	21.23
25.00 to 29.99	152	1.58	27.88	152	27.88
	12,256	1.58	15.21	8,395	18.96
The following table summarizes the information related to the PSUs held by Cenovus employees:

Number of Performance Share Units
For the year ended December 31, 2021	(thousands)
Outstanding, Beginning of Year	9,284
Granted	6,175
Vested and Paid Out	(8,085)
Cancelled	(261)
Units in Lieu of Dividends	50
Outstanding, End of Year	7,163
The following table summarizes the information related to the RSUs held by Cenovus employees:

Number of Restricted Share Units
For the year ended December 31, 2021	(thousands)
Outstanding, Beginning of Year	8,430
Granted	6,435
Vested and Paid Out	(8,420)
Cancelled	(463)
Units in Lieu of Dividends	43
Outstanding, End of Year	6,025
The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

Number of Deferred Share Units
For the year ended December 31, 2021	(thousands)
Outstanding, Beginning of Year	1,333
Granted to Directors	273
Granted	80
Units in Lieu of Dividends	10
Redeemed	(440)
Outstanding, End of Year	1,256

Summary of Stock-Based Compensation
E) Total Stock-Based Compensation

For the years ended December 31,	2021	2020	2019
Stock Options With Associated Net Settlement Rights	14	11	9
Cenovus Replacement Stock Options	26	—	—
Performance Share Units	56	19	15
Restricted Share Units	48	23	34
Deferred Share Units	15	(4)	9
Stock-Based Compensation Expense (Recovery)	159	49	67
Stock-Based Compensation Costs Capitalized	8	16	20
Total Stock-Based Compensation	167	65	87